Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified																																																				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Receivables Based Facility Due 2014 [Member]	Dec. 31, 2012 Receivables Based Facility Due 2014 [Member]	Sep. 30, 2013 Priority Guarantee Notes Due 2019 [Member]	Mar. 31, 2013 Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2012 Priority Guarantee Notes Due 2019 [Member]	Sep. 30, 2013 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 11.25% Priority Guarantee Notes Due 2021 [Member]	Sep. 30, 2013 Other secured subsidiary long-term debt [Member]		Dec. 31, 2012 Other secured subsidiary long-term debt [Member]		Sep. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Jun. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2012 Senior Cash Pay Notes Due 2016 [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member]		Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member]		Dec. 31, 2012 Purchase accounting adjustments and original issue discount [Member]	Dec. 31, 2011 Purchase accounting adjustments and original issue discount [Member]	Sep. 30, 2013 Senior Secured Credit Facilities [Member]		Dec. 31, 2012 Senior Secured Credit Facilities [Member]		Sep. 30, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 9.0% Priority Guarantee Notes Due 2021 [Member]	Sep. 30, 2013 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2012 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Sep. 30, 2013 Senior Notes due 2021 [Member]		Jun. 30, 2013 Senior Notes due 2021 [Member]	Dec. 31, 2012 Senior Notes due 2021 [Member]		Sep. 30, 2013 Clear Channel Senior Notes [Member]		Dec. 31, 2012 Clear Channel Senior Notes [Member]		Sep. 30, 2013 Subsidiary Senior Notes Due 2022 [Member]	Dec. 31, 2012 Subsidiary Senior Notes Due 2022 [Member]	Sep. 30, 2013 Subsidiary Senior Subordinated Notes Due 2020 [Member]	Dec. 31, 2012 Subsidiary Senior Subordinated Notes Due 2020 [Member]	Sep. 30, 2013 Other subsidiary debt due 2013 [Member]	Dec. 31, 2012 Other subsidiary debt due 2013 [Member]	Sep. 30, 2013 Total Consolidated Secured Debt [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan A Facility Due 2014 [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Term Loan A Facility Due 2014 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan B Facility Due 2016 [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Term Loan B Facility Due 2016 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Term Loan C - Asset Sale Facility Due 2016 [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Term Loan C - Asset Sale Facility Due 2016 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Delayed Draw Term Loan Facilities Due 2016 [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Delayed Draw Term Loan Facilities Due 2016 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Receivables Based Facility Due 2014 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Priority Guarantee Notes Due 2019 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] 11.25% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Other secured subsidiary long-term debt [Member]	Dec. 31, 2011 Total Consolidated Secured Debt [Member] Other secured subsidiary long-term debt [Member]	Sep. 30, 2013 Total Consolidated Secured Debt [Member] Purchase accounting adjustments and original issue discount [Member]	Dec. 31, 2012 Total Consolidated Secured Debt [Member] Purchase accounting adjustments and original issue discount [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2011 Senior Notes [Member] Senior Cash Pay Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2011 Senior Notes [Member] Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.0% Senior Notes Due 2012 [Member]	Dec. 31, 2011 Senior Notes [Member] 5.0% Senior Notes Due 2012 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.75% Senior Notes Due 2013 [Member]	Dec. 31, 2011 Senior Notes [Member] 5.75% Senior Notes Due 2013 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.5% Senior Notes Due 2014 [Member]	Dec. 31, 2011 Senior Notes [Member] 5.5% Senior Notes Due 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] 4.9% Senior Notes Due 2015 [Member]	Dec. 31, 2011 Senior Notes [Member] 4.9% Senior Notes Due 2015 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.5% Senior Notes Due 2016 [Member]	Dec. 31, 2011 Senior Notes [Member] 5.5% Senior Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] 6.875% Senior Debentures Due 2018 [Member]	Dec. 31, 2011 Senior Notes [Member] 6.875% Senior Debentures Due 2018 [Member]	Dec. 31, 2012 Senior Notes [Member] 7.25% Senior Debentures Due 2027 [Member]	Dec. 31, 2011 Senior Notes [Member] 7.25% Senior Debentures Due 2027 [Member]	Dec. 31, 2012 Senior Notes [Member] 9.25% Series A Senior Notes Due 2017 [Member]	Dec. 31, 2011 Senior Notes [Member] 9.25% Series A Senior Notes Due 2017 [Member]	Dec. 31, 2012 Senior Notes [Member] 9.25% Series B Senior Notes Due 2017 [Member]	Dec. 31, 2011 Senior Notes [Member] 9.25% Series B Senior Notes Due 2017 [Member]	Dec. 31, 2012 Senior Notes [Member] 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2012 Senior Notes [Member] 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2012 Senior Subordinated Debt [Member] 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Debt [Member] 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2012 Other Subsidiary Debt [Member] Other Clear Channel Subsidiary Debt [Member]	Dec. 31, 2011 Other Subsidiary Debt [Member] Other Clear Channel Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 20,411,235	$ 20,747,097	$ 20,207,169	$ 247,000	$ 0	$ 1,999,815		$ 1,999,815	$ 575,000	$ 0	$ 22,348	[1]	$ 25,507	[1]	$ 448,128		$ 796,250	$ 340,009	[2]		$ 829,831	[2]	$ (408,921)	$ (514,336)	$ 8,227,494	[3]	$ 9,075,465	[3]	$ 1,750,000		$ 1,750,000	$ 0	$ 0	$ 781,748	[4]		$ 0	[4]	$ 1,436,455	[5]	$ 1,748,564	[5]	$ 2,725,000	$ 2,725,000	$ 2,200,000	$ 2,200,000	$ 3,455	$ 5,586	$ 12,821,657	$ 12,850,787	$ 14,577,149	$ 846,890	$ 1,087,090	$ 7,714,843	$ 8,735,912	$ 513,732	$ 670,845		$ 1,325,550		$ 976,776		$ 1,999,815	$ 1,750,000	$ 1,750,000	$ 25,507	$ 30,976	$ (345,217)	$ (408,921)	$ 796,250	$ 796,250	$ 829,831	$ 829,831		$ 249,851	$ 312,109	$ 312,109	$ 461,455	$ 461,455	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 175,000	$ 175,000	$ 300,000	$ 300,000		$ 500,000		$ 2,000,000	$ 735,750	$ 1,989,250	$ 275,000	$ 1,925,000	$ 5,586	$ 19,860
Earliest maturity date				2017	2017	2019		2019	2021	2021	2013		2013		2016		2016	2013			2013				2013		2013		2021		2021	2018	2018	2018					2014				2022	2022	2020	2020	2013	2013
Latest maturity date				2017	2017	2019		2019	2021	2021	2028		2028		2016	2016	2016	2016		2016	2016				2016		2016		2021		2021	2018	2018	2021		February 1, 2021			2027				2022	2022	2020	2020	2013	2013
Stated interest rate						9.00%	9.00%	9.00%	11.25%						10.75%	10.75%	10.75%				11.00%								9.00%	9.00%	9.00%					14.00%																																						5.00%		5.75%		5.50%		4.90%		5.50%		6.875%		7.25%		9.25%		9.25%		6.50%	6.50%	7.625%	7.625%
Less: current portion	433,458	381,728	268,638
Total long-term debt	$ 19,977,777	$ 20,365,369	$ 19,938,531
Maturity date																																																				2014		2016		2016		2014		2016		2014	2019	2021						2016		2016		2012		2013		2014		2015		2016		2018		2027		2017		2017		2022	2022	2020	2020

[1]	Other secured subsidiary long-term debt matures at various dates from 2013 through 2028.
[2]	Senior Toggle Notes are subject to required payments at various dates from 2013 through 2016.
[3]	Term Loan A would have matured during 2014. The outstanding balance was prepaid during the first quarter of 2013. Term Loan B matures 2016. Term Loan C is subject to an amortization schedule with required payments at various dates from 2013 through 2016. Term Loan D, as discussed below, matures 2019.
[4]	The Senior Notes due 2021 are subject to required payments at various dates from 2018 through 2021.
[5]	Clear Channel's Senior Notes mature at various dates from 2014 through 2027.